Lease obligations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Operating lease cost | $	$ 76		$ 175
Short-term lease cost | $	220		121
Total finance lease cost | $	$ 296		$ 296
ZHEJIANG TIANLAN
Interest on lease liabilities included under cost of revenue and selling and administrative expenses | ¥		¥ 0		¥ 0
Amortization of right-of-use assets | ¥		0		0
Total finance lease cost | ¥		¥ 0		¥ 0